INTERIM FINANCIAL DATA	6 Months Ended
Jun. 30, 2019
INTERIM FINANCIAL DATA [Abstract]
INTERIM FINANCIAL DATA
INTERIM FINANCIAL DATA

The unaudited condensed interim financial statements of SFL Corporation Ltd (formerly Ship Finance International Limited) (“SFL” or the “Company”) have been prepared on the same basis as the Company’s audited financial statements and, in the opinion of management, include all material adjustments, consisting only of normal recurring adjustments considered necessary in order to make the interim financial statements not misleading, in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The accompanying unaudited condensed interim financial statements should be read in conjunction with the annual financial statements and notes included in the Annual Report on Form 20-F for the year ended December 31, 2018. The results of operations for the interim period ended June 30, 2019 are not necessarily indicative of the results for the entire year ending December 31, 2019.

Basis of accounting

The condensed consolidated financial statements are prepared in accordance with US GAAP. The condensed consolidated financial statements include the assets and liabilities and results of operations of the Company and its subsidiaries including variable interest entities in which SFL is deemed to be the primary beneficiary. All inter-company balances and transactions have been eliminated on consolidation.

The condensed consolidated financial statements are prepared in accordance with the accounting policies described in the Company’s Annual Report on Form 20-F for the year ended December 31, 2018.

Recently Issued Accounting Standards

In June 2016, the FASB issued ASU 2016-13 "Financial Instruments - Credit Losses" to introduce new guidance for the accounting for credit losses on instruments within its scope. ASU 2016-13 requires among other things, the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable supportable forecasts. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. In addition, ASU 2016-13 amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. ASU 2016-13 is effective for fiscal years and interim periods beginning after December 15, 2019. Early adoption is permitted. The Company is currently assessing the impact of ASU 2016-13 on its consolidated financial position, results of operations and cash flows.

In August 2018, the FASB issued ASU 2018-13 "Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement". ASU 2018-13 includes certain removals, modifications and additions to the disclosure requirements on fair value measurements in Topic 820. The updated guidance is effective for fiscal years, and interim periods beginning after December 15, 2019. Early adoption is permitted. The Company is permitted to early adopt any removed or modified disclosures upon issuance of ASU 2018-13 and delay adoption of the additional disclosures until their effective date. The impact on the consolidated financial statements of the Company will depend on the facts and circumstances of any specific future transactions.

In October 2018, the FASB issued ASU No. 2018-16 "Derivatives and Hedging (Topic 815): Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes." In the United States, eligible benchmark interest rates under Topic 815 are interest rates on direct Treasury obligations of the U.S. government (UST), the London Interbank Offered Rate (LIBOR) swap rate, and the Overnight Index Swap (OIS) Rate based on the Federal Funds Effective Rate. When the FASB issued ASU No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, in August 2017, it introduced the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Rate as the fourth permissible U.S. benchmark rate. The new ASU adds the OIS rate based on SOFR as a U.S. benchmark interest rate to facilitate the LIBOR to SOFR transition and provide sufficient lead time for entities to prepare for changes to interest rate risk hedging strategies for both risk management and hedge accounting purposes. ASU 2018-16 is effective for fiscal years and interim periods beginning after December 15, 2019. The Company is currently assessing the impact of ASU 2018-16 on the consolidated financial statements.

In November 2018, the FASB issued ASU No. 2018-18 "Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606", which defines a collaborative arrangement as a contractual arrangement under which two or more parties actively participate in a joint operating activity and are exposed to significant risks and rewards that depend on the activity’s commercial success. The ASU provides guidance on how to assess whether certain transactions between collaborative arrangement participants should be accounted for within the revenue recognition standard.

The ASU also provides more comparability in the presentation of revenue for certain transactions between collaborative arrangement participants. It accomplishes this by allowing organizations to only present units of account in collaborative arrangements that are within the scope of the revenue recognition standard together with revenue accounted for under the revenue recognition standard. The parts of the collaborative arrangement that are not in the scope of the revenue recognition standard should be presented separately from revenue accounted for under the revenue recognition standard. ASU 2018-18 is effective for fiscal years and interim periods beginning after December 15, 2019. The Company does not expect that the adoption of ASU 2018-18 will have a material effect on the consolidated financial statements.

Also in November 2018, the FASB issued ASU No. 2018-19 "Codification Improvements to Topic 326, Financial Instruments-Credit Losses" to provide new guidance to mitigate the transition complexity by requiring entities other than public business entities, including not-for-profit organizations and certain employee benefit plans, to implement the credit losses standard issued in 2016, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. This aligns the implementation date for their annual financial statements with the implementation date for their interim financial statements. The guidance also clarifies that receivables arising from operating leases are not within the scope of the credit losses standard, but rather, should be accounted for in accordance with the leases standard. ASU 2018-19 is effective for fiscal years and interim periods beginning after December 15, 2019. The Company is currently assessing the impact of ASU 2018-19 on the consolidated financial statements.

In April 2019, the FASB issued ASU No. 2019-04 "Codification Improvements to Topic 326, Financial Instruments - Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments" to clarify and improve areas of guidance related to the recently issued standards on credit losses, hedging, and recognition and measurement. ASU 2019-04 is effective as of the beginning of the first annual reporting period beginning after April 25, 2019 for amendments to ASU 2017-12 and for fiscal and interim periods beginning after December 15, 2019 for amendments relating to ASU 2016-01 and ASU 2016-13. The Company does not expect that the adoption of ASU 2019-04 will have a material effect on the consolidated financial statements.

In May 2019, the FASB issued ASU No. 2019-05 "Financial Instruments - Credit Losses (Topic 326): Targeted Transition Relief" to provide an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. ASU 2019-05 is effective for fiscal years and interim periods beginning after December 15, 2019. Early adoption is permitted. The Company is currently assessing the impact of ASU 2019-05 on its consolidated financial position, results of operations and cash flows.

Recently Adopted Accounting Standards

In February 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2016-02 "Leases" to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. ASU 2016-02 creates a new Accounting Standards Codification Topic 842 "Leases" to replace the previous Topic 840 "Leases." ASU 2016-02 affects both lessees and lessors, although for the latter the provisions are similar to the previous model, but updated to align with certain changes to the lessee model and also the new revenue recognition provisions contained in Topic 606. ASU 2016-02 is effective for fiscal years and interim periods beginning after December 15, 2018.

The Company has adopted ASC 842 effective January 1, 2019 using the modified retrospective transition approach, which allows the Company to recognize a cumulative effect adjustment to the opening balance of accumulated deficit in the period of adoption rather than restate our comparative prior year periods. Based on the Company's analysis, the cumulative effect adjustment to the opening balance of accumulated deficit is zero because (i) the Company does not have any unamortized initial direct costs as of January 1, 2019 that need to be written off; (ii) the Company does not have any lease incentives or accrued rental transactions that needs to be recognized; and (iii) the timing and pattern of revenue recognition under its revenue contracts that have lease and non-lease components is not materially different. The Company has elected the package of practical expedients applied to all of its leases (including those for which it is a lessee and lessor) that permit it not to (i) reassess whether any expired or existing contracts are or contain leases; (ii) reassess the lease classification for any expired or existing leases and (iii) reassess initial direct costs for any existing leases. Furthermore the Company has not elected the practical expedient to use hindsight when determining the lease term.

For arrangements where we are the lessor, the new lease standard provides a practical expedient for lessors in which the lessor may elect, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for these components as a single component if both of the following are met: (1) the timing and pattern of transfer of the non-lease component(s) and associated lease component are the same and (2) the lease component, if accounted for separately, would be classified as an operating lease. When a lessor, we have elected this expedient for our time charter contracts, voyage charter and bareboat charter contracts that qualify as operating leases and thus do not separate the non-lease component, or service element, from the lease. Revenues from contracts where the non-lease component is the predominant component are accounted for under ASC 606. The adoption of ASC 842 did not have a material impact on the consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12 "Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities" to enable entities to better portray the economics of their risk management activities in the financial statements and enhance the transparency and understandability of hedge results. The amendments also simplify the application of hedge accounting in certain situations. ASU 2017-12 is effective for fiscal years and interim periods beginning after December 15, 2018. Early adoption is permitted. Upon adoption, the cumulative effect of adopting this guidance resulted in a net adjustment of $32 thousand to the opening balance of retained earnings as of January 1, 2019.